Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

14 Inventories

	2017	2016	2015
	$m	$m	$m
Raw materials and consumables	1,024	811	960
Inventories in process	1,208	1,060	545
Finished goods and goods for resale	803	463	638
Inventories	3,035	2,334	2,143

The Group recognised $2,493m (2016: $2,644m; 2015: $2,942m) of inventories as an expense within cost of sales during the year.

Inventory write-offs in the year amounted to $109m (2016: $198m; 2015: $112m).